N-2 - USD ($)		3 Months Ended																12 Months Ended
		Oct. 31, 2024		Jul. 31, 2024	[8],[9]	Apr. 30, 2024	[8],[9]	Jan. 31, 2024	[8],[9]	Oct. 31, 2023		Jul. 31, 2023	[8],[9]	Apr. 30, 2023	[8],[9]	Jan. 31, 2023	[8],[9]	Oct. 31, 2024		Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Dec. 24, 2024
Cover [Abstract]
Entity Central Index Key																		0001390195
Amendment Flag																		false
Document Type																		N-CSR
Entity Registrant Name																		abrdn Global Premier Properties Fund
Document Period End Date																		Oct. 31, 2024
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	--
Offering expenses (as a percentage of offering price)(2)	--
Dividend reinvestment and optional cash purchase plan fees (per share for open-market purchases of common shares)(3)
Fee for Open Market Purchases of Common Shares	$0.02 (per share)
Fee for Optional Shares Purchases	$5.00 (max)
Sales of Shares Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1) If Common Shares are sold to or through underwriters, a prospectus or prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
(2) Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3) Shareholders who participate in the Fund's Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under "Dividend Reinvestment and Optional Cash Purchase Plan" in the Fund’s Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see "Dividend Reinvestment and Optional Cash Purchase Plan" in the Fund’s Prospectus.

Sales Load [Percent]	[1]																	0.00%
Underwriters Compensation [Percent]	[2]																	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to Common Shares)
Advisory fee(4)	1.23%
Interest expenses on bank borrowings(5)	1.52%
Other expenses	0.28%
Total annual expenses	3.03%
Less: expense reimbursement(6)	0.11%
Total annual expenses after expense reimbursement	2.92%

(4) The Adviser receives a monthly fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the current fiscal year ended October 31, 2024 were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period.
(5) The percentage in the table is based on total borrowings of $83,435,658 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas (the “Credit Facility”) as of October 31, 2024, representing approximately 18.84% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended October 31, 2024, of 6.32%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
(6) Fee waivers and/or expense reimbursements have been restated to reflect current contractual rates. Effective August 1, 2024, the Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit total operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) as a percentage of net assets to 1.40% per annum of the Fund’s average daily net assets on an annualized basis until June 30, 2026. The Fund may repay any such waiver or reimbursement from the Adviser, within three years of the waiver or reimbursement, provided that such repayments do not cause the Fund to exceed (i) the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or (ii) the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest is not subject to the reimbursement agreement, interest expenses are included in the “Total annual expenses after expense reimbursement” line item.

Management Fees [Percent]	[3]																	1.23%
Interest Expenses on Borrowings [Percent]	[4]																	1.52%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]																		0.28%
Total Annual Expenses [Percent]																		3.03%
Waivers and Reimbursements of Fees [Percent]	[5]																	0.11%
Net Expense over Assets [Percent]																		2.92%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses you would pay on a $1,000 investment in common shares assuming that (i) all dividends and other distributions are reinvested at NAV (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown and (iii) a 5% annual portfolio total return.(1):
1 Year	3 Years	5 Years	10 Years
$ 29	$ 91	$ 157	$ 333
(1) The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. The expense reimbursement agreement for the Fund, described in footnote 6 to the fee table above, is reflected in the figures listed in the above expense example for the current duration of the agreement only. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the Fund's Prospectus.

Expense Example, Year 01	[6]																	$ 29
Expense Example, Years 1 to 3	[6]																	91
Expense Example, Years 1 to 5	[6]																	157
Expense Example, Years 1 to 10	[6]																	$ 333
Purpose of Fee Table , Note [Text Block]
The purpose of the following table and the example below is to help you understand the fees and expenses that holders of common shares of beneficial interest with no par value (“Common Shares”) (the “Common Shareholders”) would bear directly or indirectly. The expenses shown in the table under “Other expenses” , “Interest expenses on bank borrowings,” “Total annual expenses” and “Total annual expenses after expense reimbursement” are based on the Fund’s capital structure as of October 31, 2024 and have been restated to reflect the expense limitation agreement effective August 1, 2024. The table reflects Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Basis of Transaction Fees, Note [Text Block]																		as a percentage of offering price
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period Ended)	Title of Security	Total Amount Outstanding (000's Omitted)(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit	Asset Coverage Per $1,000(3)
October 31, 2024	Committed Facility Agreement	$ 83,436	531%	-	$ 5,307
October 31, 2023	Committed Facility Agreement	$ 79,810	482%	-	$ 4,819
October 31, 2022	Committed Facility Agreement	$ 65,048	655%	-	$ 6,555
October 31, 2021	Committed Facility Agreement	$106,848	646%	-	$ 6,465
October 31, 2020	Committed Facility Agreement	$ 30,415	1,568%	-	$ 15,681
October 31, 2019	Committed Facility Agreement	$ 37,522	1,757%	-	$ 17,575
October 31, 2018	Committed Facility Agreement	$ 16,248	3,329%	-	$33,294
October 31, 2017	Committed Facility Agreement	N/A	N/A	-	$ -
October 31, 2016	Committed Facility Agreement	$ 12,602	-(4)	-	$44,230
October 31, 2015	Committed Facility Agreement	$ 53,158	-(4)	-	$ 12,658
(1) Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
(2) The asset coverage ratio for the Committed Facility Agreement is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of any senior securities, which includes the Committed Facility Agreement, and then multiplying by $1,000.
(3) Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.

(4) The Fund did not disclose asset coverage ratio of line of credit payable in prior years.

Senior Securities Amount		$ 83,436,000								$ 79,810,000								$ 83,436,000		$ 79,810,000		$ 65,048,000		$ 106,848,000		$ 30,415,000
Senior Securities Coverage per Unit		$ 5,307								$ 4,819								$ 5,307		$ 4,819		$ 6,555		$ 6,465		$ 15,681
Senior Securities, Note [Text Block]
Senior Securities
The following table sets forth information about the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitutes a “senior security” as defined in the 1940 Act. The information in this table for the fiscal years ended 2024, 2023, 2022, 2021, 2020, and 2019 has been audited by KPMG, independent registered public accounting firm. The Fund’s audited financial statements, including the report of KPMG thereon, and accompanying notes thereto, are included in this Annual Report.
Fiscal Period Ended)	Title of Security	Total Amount Outstanding (000's Omitted)(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit	Asset Coverage Per $1,000(3)
October 31, 2024	Committed Facility Agreement	$ 83,436	531%	-	$ 5,307
October 31, 2023	Committed Facility Agreement	$ 79,810	482%	-	$ 4,819
October 31, 2022	Committed Facility Agreement	$ 65,048	655%	-	$ 6,555
October 31, 2021	Committed Facility Agreement	$106,848	646%	-	$ 6,465
October 31, 2020	Committed Facility Agreement	$ 30,415	1,568%	-	$ 15,681
October 31, 2019	Committed Facility Agreement	$ 37,522	1,757%	-	$ 17,575
October 31, 2018	Committed Facility Agreement	$ 16,248	3,329%	-	$33,294
October 31, 2017	Committed Facility Agreement	N/A	N/A	-	$ -
October 31, 2016	Committed Facility Agreement	$ 12,602	-(4)	-	$44,230
October 31, 2015	Committed Facility Agreement	$ 53,158	-(4)	-	$ 12,658
(1) Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
(2) The asset coverage ratio for the Committed Facility Agreement is calculated by dividing net assets plus the amount of any borrowings for investment purposes by the amount of any senior securities, which includes the Committed Facility Agreement, and then multiplying by $1,000.
(3) Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.

(4) The Fund did not disclose asset coverage ratio of line of credit payable in prior years.

Senior Securities Averaging Method, Note [Text Block]																		Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives, Strategies and Policies
Investment Objectives
The Fund seeks high current income and capital appreciation. The Fund's investment objective and some of its investment policies, including its policy of concentrating at least 80% of its managed assets in issuers principally engaged in the real estate industry or real estate financing or which control significant real estate assets are fundamental and may not be changed without shareholder approval.
Investment Strategies
The Fund will pursue its investment objectives by investing at least 80% of its managed assets in the equity and, to a lesser extent, debt securities of domestic and foreign issuers which are principally engaged in the real estate industry, real estate financing or control significant real estate assets. The Fund's investment objectives and some of its investment policies, including its policy of concentrating at least 80% of its managed assets in issuers principally engaged in the real estate industry or real estate financing or which control significant real estate assets are fundamental and may not be changed without shareholder approval.
In selecting investments for the Fund, the Advisers consider three pillars of real estate value to be "Premier Property Owners," "Premier Property Developers" and "Premier Property Financiers and Investors," which are described as follows:
Premier Property Owners. The Advisers believes Premier Property Owners typically benefit from sustained demand from both buyers and tenants. As a result, investing in Premier Property Owners can provide a foundation of value. Premier Properties typically would possess superior locations, characterized by a high degree of visibility and accessibility. If also historically or architecturally prominent, they may attain "Landmark" status. The Advisers believe modern amenities, quality construction and professional building management also typically help such buildings command superior rents and prices at above average occupancies, even during a real estate downturn.
Premier Property Developers. The Advisers believe that Premier Property Developers build relationships and stature in their marketplace, which enhances their ability to locate, build and offer desirable developments to potential tenants or buyers. In this way, Premier Property Developers provide real estate investors the creation of value. Premier Property Developers of office, industrial, retail or residential property can add value to land through careful site selection, enhanced entitlement, superior design, controlled construction and professional marketing of new buildings. The production of desirable real estate often increases perceived value for the renter or buyer and thus enhances both demand and potential profitability for the Developers' projects.
Premier Property Financiers and Investors. The Advisers perceive that Premier Property Financiers and Investors are able over time to generate superior returns on invested capital and mitigate excessive risk. Premier Property Financiers and Investors include REITs, financial institutions and real estate operating companies. Through their strong market presence and/or entrepreneurial deal-making capacity, Premier Property Financiers and Investors can produce meaningful interest or dividend income and thus provide investors with the distribution of value. Premier Property Financiers and Investors often are able to identify unique or opportunistic situations, negotiate from strength, structure attractive terms, and stay ahead of the pack as they source property investments. Success, over time, provides the opportunity to access competitively low-cost capital to finance new investments on an accretive basis which in turn enables such companies to grow dividends for shareholders.
The Fund's research-driven investment strategy will seek to identify issuers globally from all three of these pillars of real estate value with the potential for capital appreciation through the different phases of the real estate cycle. Such securities may, in the Adviser's opinion, be undervalued or otherwise poised for growth. Such investments may be heavily weighted in foreign issuers, including those in emerging markets.
The Adviser considers and evaluates environmental, social and governance (“ESG”) factors as part of the investment analysis process. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers.
The Advisers' will seek to invest the Fund's managed assets globally in issuers from all three pillars, Premier Property Owners, Premier Property Developers and Premier Property Financiers and Investors, in accordance with real estate market cycles. The Fund's exposure will vary over time in accordance with the Advisers' determination of where the greatest opportunities exist in the global real estate market to achieve the Fund's investment objectives.
Allocation of the Fund's managed assets to domestic and foreign issuers and among countries is dependent on several criteria, including each country's economic outlook and the outlook of its real estate market, the dividend yields of issuers in a country and the existing opportunities for investing in premier real estate securities. Under normal circumstances, the Fund pursues a flexible strategy of investing in companies throughout the world. It is anticipated that the Fund will give particular consideration to investments in relatively mature economies, including the United States, United Kingdom, Western Europe, Australia, Canada, Japan, Hong Kong and Singapore. The Fund may also give particular consideration to investments in Brazil, Mexico, India, China and Eastern Europe, particularly with respect to Premier Property Developers. These are markets where the Advisers currently perceive the greatest number of opportunities for Developers.
The Fund uses a multi-cap approach to invest in the securities of issuers of almost any capitalization level (small, mid or large). The Fund screens the U.S. and non-U.S. issuers in which it invests using the same criteria, including the Advisers' determination that the issuer may offer reasonable value, high dividend yield and have good prospects for earnings growth and rising valuations. The Advisers will utilize a top-down, bottom-up investment methodology which analyzes economic and demographic demand drivers in light of historical and prospective patterns of real estate supply. The Advisers will evaluate issuers in terms of market fundamentals, track record, strategic plan and management capability. In addition, the Advisers will analyze property specific performance parameters, including valuation in light of replacement costs, operating ratios and cash flow generation.
To maximize the amount of the Fund's current income, the Fund may buy and hold dividend paying securities of domestic and foreign issuers from any or all three pillars, Premier Property Owners, Premier Property Developers and Premier Property Financiers and Investors.
Although high current income is part of the Fund's investment objectives, certain of the Fund's investment strategies may limit the amount of dividend income the Fund receives from qualifying for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the "Code"). For example, REITs, MLPs and preferred shares generally do not produce qualified dividend income ("QDI"). As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as QDI.
The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. Although it is not the Fund's current intent, the Fund may invest up to 100% of its managed assets in the securities of non-U.S. issuers and is not restricted on how much may be invested in the issuers of any single country, provided the Fund limits its investments in countries that are considered emerging markets to no more than 35% of the Fund's managed assets at any one time. Under normal circumstances, the Fund expects to invest between 20% and 80% of its managed assets in the securities of non-U.S. issuers and among the securities of issuers located in approximately 10 to 30 countries. However, during any period when the Advisers believe the non-U.S. market is unattractive, as a defensive measure, the Fund may temporarily invest up to 80% of its managed assets in the securities of U.S. issuers.
The Advisers believe that the use of leverage may provide positive absolute return in the long term and potentially increased income and may thereby be beneficial to shareholders. The portfolio management team anticipates using leverage in the amount of approximately 20% of the Fund's total assets, under normal market conditions. The Fund's portfolio management team currently intends to use leverage opportunistically. Depending on market conditions, the portfolio management team may choose not to use any leverage or may instead borrow more than 20% of the Fund's total assets (but not to exceed 33 1/3%).
The Fund intends to use leverage through borrowing from a credit facility. The Fund is permitted to engage in other transactions, such as the issuance of debt securities or preferred securities, which have the effect of leverage, but currently has no intention to do so. See "Leverage."
Generally, securities will be purchased or sold by the Fund on national securities exchanges and in the over-the-counter market. From time to time, securities may be purchased or sold in private transactions, including securities that are not publicly traded or that are otherwise illiquid. The Fund does not have a limit on investments in illiquid securities.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may temporarily invest up to 100% of its managed assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objectives.
The Advisers may invest the Fund's cash balances in any investments it deems appropriate, including, without limitation and as permitted under the 1940 Act, money market funds, repurchase agreements,
U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into the Advisers' recommendations and the portfolio managers' decisions are subjective.
Investment Securities
Real Estate Securities
Under normal market conditions, the Fund intends to invest substantially all but not less than 80% of its managed assets in common stocks, preferred securities, warrants and convertible securities issued by domestic and foreign issuers, including REITs, which are principally engaged in the real estate industry or real estate financing or which control significant real estate assets. For purposes of the Fund's investment policies, the Fund considers an issuer to be principally engaged in the real estate industry, real estate financing or control significant real estate assets if it: (i) derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate; or (ii) has at least 50% of its assets invested in such real estate.
Common Stocks
The Fund will invest in common stocks. Common stocks represent an ownership interest in an issuer. While offering greater potential for long-term growth, common stocks are more volatile and more risky than some other forms of investment. Common stock prices fluctuate for many reasons, including adverse events, such as an unfavorable earnings report, changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Real Estate Investment Trusts
The Fund will invest in REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act (with respect to U.S. real estate), increasing competition and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares.
Dividends paid by REITs will generally not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.
Preferred Stocks
Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer's capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Distributions on preferred stock must be declared by the board of directors of the issuer and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stock may be cumulative, causing dividends and distributions to accrue even if not declared by the company's board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Advisers would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.
Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers' industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual U.S. income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.

Because the claim on an issuer's earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund's holdings of higher dividend paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.
Foreign Securities
Under normal circumstances, the Fund expects to invest between 20% and 80% of its managed assets in securities of issuers located in foreign countries, concentrating on those which are principally engaged in the real estate industry, real estate financing or which control significant real estate assets. The Fund will invest in foreign securities, including direct investments in securities of foreign issuers and investments in depository receipts (such as American Depositary Receipts ("ADRs")) that represent indirect interests in securities of foreign issuers. The Fund is not limited in the amount of assets it may invest in such foreign securities. These investments involve risks not associated with investments in the United States, including the risk of fluctuations in foreign currency exchange rates, unreliable and untimely information about the issuers and political and economic instability. These risks could result in the Advisers' misjudging the value of certain securities or in a significant loss in the value of those securities
The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in the United States or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts as described below, which evidence ownership in underlying foreign securities, and exchange-traded funds ("ETFs") as described below).
Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets are less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.
The Fund may purchase ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, such depository receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.
Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rate applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable to foreign securities will be designated as qualified dividend income.
Emerging Market Securities
The Fund may invest up to 35% of its managed assets in securities of issuers located in emerging markets. The risks of foreign investments described above apply to an even greater extent to investments in emerging markets. The Fund uses the MSCI Emerging Markets Index methodology to determine which countries are considered emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.
Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. The economies of these countries also have been and may continue to be adversely affected by economic conditions in the countries in which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's income from such securities.
In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the Fund's investments in those countries. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments.
Dividends paid by issuers in emerging market countries will generally not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.
ETFs
The Fund may invest in ETFs, which are investment companies that seek to track or replicate a desired index, such as a sector, market or global segment. Many ETFs are passively managed. ETFs' shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF's investment objective will be achieved, as ETFs may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.
Convertible Securities
The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.
The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Advisers, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisers consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
Corporate Bonds, Government Debt Securities and Other Debt Securities
The Fund may invest in corporate bonds, debentures and other debt securities. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are "perpetual" in that they have no maturity date.
The Fund will invest in government debt securities, including those of U.S. issuers, emerging market issuers and of other non-U.S. issuers. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and include: (i) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (ii) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. The Fund may also invest in securities denominated in currencies of emerging market countries. Emerging market debt securities generally are rated in the lower rating categories of recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A non-U.S. issuer of debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited resources in the event of a default. Some of these risks do not apply to issuers in large, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.
The Fund will not invest more than 10% of its managed assets in debt securities rated below investment grade (i.e., securities rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc.), or their equivalent as determined by the Advisers. These securities are commonly referred to as "junk bonds." The foregoing credit quality policy applies only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.
Illiquid Securities
Illiquid securities are securities that are not readily marketable. Illiquid securities include securities that have legal or contractual restrictions on resale, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. The Fund does not have a limit on investments in illiquid securities.

Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Trustees.
Rule 144A Securities
The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Advisers determine the liquidity of the Rule 144A securities according to guidelines adopted by the Board of Trustees. The Board of Trustees monitors the application of those guidelines and procedures.
Warrants
The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. The sale of a warrant results in a long- or short-term capital gain or loss depending on the period for which the warrant is held.
Other Investments
The Fund may use a variety of other investment instruments in pursuing its investment objectives. The investments of the Fund may include fixed income securities, sovereign debt, options on foreign currencies and forward foreign currency contracts. The Fund may also invest in securities of other investment companies (such as exchange-traded funds and other closed-end investment management companies) that invest in securities in which the Fund may invest, subject to the limits of the 1940 Act. The Fund will limit its investment in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole in accordance with the 1940 Act and applicable federal securities laws. To the extent the Fund invests in another investment company, the Fund will bear its pro rata portion of the other investment company's expenses, including advisory fees.

These expenses would be in addition to the expenses, including advisory fees, that the Fund bears in connection with its own operations.
Investment Techniques
The Fund may, but is under no obligation to, from time to time employ a variety of investment techniques, including those described below, to hedge against fluctuations in the price of portfolio securities, to enhance total return or to provide a substitute for the purchase or sale of securities. Some of these techniques, such as purchases of put and call options, options on stock indices and stock index futures and entry into certain credit derivative transactions, may be used as hedges against or substitutes for investments in equity securities. Other techniques such as the purchase of interest rate futures and entry into transactions involving interest rate swaps, options on interest rate swaps and certain credit derivatives are hedges against or substitutes for investments in debt securities. The Fund's ability to utilize any of the techniques described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code. Additionally, other factors (such as cost) may make it impractical or undesirable to use any of these investment techniques from time to time.
Short Sales
The Fund may from time to time engage in short sales of securities for investment or for hedging purposes. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund may be required to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.
The Fund may sell short individual stocks, baskets of stocks or ETFs, which the Fund expects to underperform other stocks which the Fund holds. For hedging purposes, the Fund may purchase or sell short future contracts on global equity indices. The Fund anticipates that its short positions, if any, would be in non-dividend paying securities or would be closed out before the underlying security's ex-dividend date. Based on these anticipated trading practices, the Fund expects not to have expenses associated with its short sales of securities, if any. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. By closing out the short position prior to the ex-dividend date, such dividend expenses are avoided. The Fund's actual dividend expenses paid on securities sold short may be significantly higher than 0% of its managed assets due to, among other factors, the actual extent of the
Fund's short positions (which may range from 0% to 20% of managed assets), the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which may vary over time and from time to time.
The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.
If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is unlimited.
Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short selling exposes the Fund to unlimited risk with respect to that security due to the lack of an upper limit on the price to which an instrument can rise. Although the Fund reserves the right to utilize short sales, the Advisers are under no obligation to utilize short sales at all.
The requirements of the 1940 Act and the Code provide that the Fund not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 30% of the value of its managed assets; however, the Fund anticipates that it will generally not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 20% of the value of its managed assets.
Options on Securities
In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its managed assets (in addition to the 10% limit applicable to options on stock indices described below) to purchase put and call options on securities. The Fund will also, in certain situations, augment its investment positions by purchasing call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security or its equivalent covered by the option or its equivalent from the writer of the option at the stated exercise price.
The Fund will receive a premium when it writes put and call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as the writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option exercise over the price at which the Fund is required to sell the underlying security less the premium received for writing the option. Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged positions than it would have received from leaving its underlying securities unhedged.
The Fund may purchase and write options on securities that are listed on national securities exchanges or are traded over-the-counter, although it expects, under normal circumstances, to effect such transactions on national securities exchanges.
As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased. The ability of the Fund to enter into a closing sale transaction with respect to options purchased and to enter into a closing purchase transaction with respect to options sold depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund
In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the instruments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.
Options on Stock Indices
The Fund may utilize up to 10% of its managed assets (in addition to the 10% limit applicable to options on securities) to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its managed assets. The Fund will also, in certain situations, augment its investment positions by purchasing call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices. In addition, the Fund may write covered put and call options on stock indices. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indices are similar to options on securities. Because no underlying security can be delivered, however, the option represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's investments and the sensitivity of its investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options on stock indices will be subject to the ability of the Advisers to predict correctly changes in the relationship of the underlying index to the Fund's portfolio holdings. No assurance can be given that the Advisers' judgment in this respect will be correct.

Futures Contracts and Options on Futures Contracts
Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts and may be able to achieve these objectives more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts. The Fund may engage in futures transactions on U.S. and foreign exchanges.
The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, to increase total return or to hedge against changes in interest rates, securities prices, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objectives and policies. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA") and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
Defensive Positions
During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its managed assets in cash or cash equivalents. The Fund will not be pursuing its investment objectives in these circumstances. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.
Equity-Linked Securities
The Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. See "Investment Securities – Foreign Securities" and "Risk Factors – Foreign Securities Risk." In addition, the Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid.
Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. If the underlying security is determined to be illiquid, participation notes may be illiquid. Participation notes offer a return linked to a particular underlying equity, debt or currency.
Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. The Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.
Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). The Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.
Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Advisers do not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.
Leverage
The Advisers believe that the use of leverage may provide positive absolute return in the long term and potentially increased income and would thereby be beneficial to shareholders. The portfolio management team anticipates using leverage in the amount of approximately 20% of the Fund's total assets, under normal market conditions. The Fund's portfolio management team currently intends to use leverage opportunistically. Depending on market conditions, the portfolio management team may choose not to use any leverage or may instead borrow more than 20% of the Fund's total assets (but not to exceed 33 1/3%).
The Fund intends to use leverage through borrowing from a credit facility. The Fund is permitted to engage in other transactions, such as issuance of debt securities or preferred securities, which have the effect of leverage, but currently has no intention to do so.
The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities. The Fund also may incur leverage through the use of investment management techniques (e.g., selling short, "uncovered" sales of put and call options, futures contracts and options on futures contracts).
Changes in the value of the Fund's portfolio (including investments bought with amounts borrowed) will be borne entirely by the shareholders. If leverage is used and there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the net asset value per share to a greater extent than if the Fund were not leveraged. During periods in which the Fund uses leverage, the fees paid to the Adviser for investment advisory services (which are effectively borne by the common shareholders and not holders of the Fund's leverage) will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's managed assets, including the amount obtained from leverage, which may create an incentive to leverage the Fund.
The 1940 Act generally prohibits the Fund from engaging in most forms of leverage representing indebtedness other than preferred shares unless immediately after such incurrence the Fund's total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, "total net assets") is at least 300% of the aggregate senior securities representing indebtedness (i.e., the use of leverage through senior securities representing indebtedness may not exceed 33 1/3% of the Fund's total net assets (including the proceeds from leverage)). Additionally, under the 1940 Act, the Fund generally may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless at the time of such declaration or purchase, this asset coverage test is satisfied. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the board of trustees. The Fund may be subject to certain restrictions imposed by either guidelines of one or more rating agencies which may issue ratings for borrowings or, if the Fund borrows from a lender, by the lender. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. It is not anticipated that these restrictions will impede the Advisers from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies. In addition to other considerations, to the extent that the Fund believes that the guidelines required by the rating agencies would impede its ability to meet its investment objectives, or if the Fund is unable to obtain the expected rating on the borrowings, the Fund will not use borrowings.
With respect to asset coverage for preferred shares, under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund's total net assets (as defined above) is at least 200% of the liquidation value of the outstanding preferred shares and the newly issued preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund's total net assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's total net assets (determined after deducting the amount of such dividend or other distribution) satisfies the above-referenced 200% coverage requirement.
The Fund will pay, and common shareholders will effectively bear, any costs and expenses related to any borrowings and to any issuance and ongoing maintenance of preferred shares or commercial paper. Such costs and expenses would include the higher investment advisory fee resulting from the use of such leverage. See "Risk Factors – Leverage Risk." The terms of any preferred shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, would be determined by the Board of Trustees (subject to applicable law and the Fund's Declaration of Trust) if and when it authorizes the preferred shares.
Capital, if any, raised through leverage will be subject to dividend or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares or entering into a borrowing program involves expenses and other costs and may limit the Fund's freedom to pay dividends on common shares or to engage in other activities. The issuance of a class of preferred shares or the incurrence of other borrowings creates an opportunity for greater return per common share, but at the same time such leveraging is a speculative technique in that it will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage proceeds exceed the associated costs of such borrowings (and other Fund expenses), the use of leverage would diminish the investment performance of the Fund's common shares compared with what it would have been without leverage. See "Risk Factors – Leverage Risk."
If utilized, successful use of a leveraging strategy may depend on the Advisers' ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy would be successful during any period in which it is employed.

In addition to borrowing, the Fund may use a variety of additional strategies that would be viewed as potentially adding leverage to the portfolio, subject to rating agency limitations. These include the sale of credit default swap contracts and the use of other derivative instruments. By adding additional leverage, these strategies have the potential to increase returns to shareholders, but also involve additional risks. Additional leverage will increase the volatility of the Fund's investment portfolio and could result in larger losses than if the strategies were not used. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated.
During any time in which the Fund is utilizing leverage, the fees paid to the Adviser for services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's managed assets which includes amounts borrowed for leverage purposes.

Risk Factors [Table Text Block]
Risk Factors
An investment in the Fund's common shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. You should consider carefully the following risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.
Dividend Strategy Risk
There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying securities may not participate in a broad market advance to the same degree as other securities, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. With respect to the Advisers’ dividend recapture strategy, the Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.
Management Risk
The Fund's ability to achieve its investment objectives is directly related to the Advisers' investment strategies for the Fund. The value of your investment in the Fund's common shares may vary with the effectiveness of the research and analysis conducted by the Advisers and their ability to identify and take advantage of attractive investment opportunities. If the investment strategies of the Advisers do not produce the expected results, the value of your investment could be diminished or even lost entirely, and the Fund could underperform the market or other funds with similar investment objectives. Additionally, there can be no assurance that all of the personnel of the Advisers will continue to be associated with Advisers for any length of time. The loss of the services of one or more key employees of the Advisers could have an adverse impact on the Fund's ability to realize its investment objectives.
Investment and Market Risk
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.
Issuer Risk
The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Real Estate Securities Risks
Because the Fund will concentrate its investments in the securities of issuers linked to the real estate market, its portfolio may experience more volatility and be exposed to greater risk than a more well diversified portfolio. The value of the Fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others, (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to national, state, and local economic conditions (such as the turmoil experienced during 2007 through 2009 in the residential and commercial real estate market), overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) changes in interest rates; (ix) cost and terms of mortgages (and other types of financing); (x) reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs or costs to convert properties for other uses (xi)  fluctuations in occupancy levels and demand for properties and (xii) uninsured damages from floods, earthquakes, or other natural disasters. Many real estate companies utilize leverage, which increases investment risk. Such risk is heightened in market environments where interest rates are changing, notably when rates are rising. The value of securities of companies in the real estate industry may go through cycles of relative under performance and out performance in comparison to equity securities markets in general.
There are also special risks associated with particular sectors of real estate investments:
•	Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
•	Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
•	Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
•	Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.
•	Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
•	Community Shopping Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
•	Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.
•	Industrial Properties. Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.
•	Towers Companies. Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on-site or off-site contamination and related personal injury or property damage.
•	Data Centers Properties. Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.
•	Net Lease Properties. Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.
Other factors may contribute to the risk of real estate investments:
•	Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests ("portfolio companies") are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
•	Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.
•	Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.
•	Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.
•	Recent Events. The value of real estate is particularly susceptible to acts of terrorism and changes in foreign and domestic conditions and recent market events.
•	Acts of God and Geopolitical Risks. The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.
The extent of the impact of any such disruption on the Fund will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Advisers' ability to source, manage and divest investments, and the Advisers' ability to achieve the Fund's investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Advisers, the Fund, and its portfolio investments, or even temporarily or permanently halt their operations.
•	REIT Tax Issues. See "REIT Risk" below.
•	Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution's control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Fed Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution's ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution's funds, and can fluctuate significantly when interest rates change.
Common Stock Risk
The Fund will invest a significant portion of its managed assets in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including changes in the actual financial condition of an issuer or investors’ perceptions thereof, the general condition of the relevant stock market or when political, geopolitical, social or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to interest rate fluctuations, as the costs of capital change for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.
REIT Risk
Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or the values of underlying mortgage loans, and therefore make REIT shares less attractive, more volatile and less liquid than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund's yield on that investment.
REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.
Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.
The Fund's investment in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in the Fund shares, such shareholder will generally recognize capital gain.
The Fund does not have any investment restrictions with respect to investments in REITs.
Preferred Securities Risk
Investment in preferred securities carries risks, including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferred securities also contain provisions that allow an issuer, under certain conditions, to skip (in the case of "noncumulative preferreds") or defer (in the case of "cumulative preferreds"), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, to the extent proceeds are available after paying any more senior creditors, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stocks. Dividends paid on preferred securities will generally not qualify for the reduced U.S. federal income tax rate applicable to qualified dividends under the Code.
Foreign Securities Risk
The Fund may invest an unlimited amount of its managed assets in foreign securities. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries, and these risks are heightened under adverse economic, market, geopolitical and other conditions. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation. Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable to foreign securities will be designated as QDI.
Emerging Market Securities Risk
The Fund may invest up to 35% of its managed assets in securities of issuers located in "emerging markets." Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodities prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals in response to geopolitical tensions or conflicts may adversely affect the value of the Fund's foreign holdings. The type and severity of sanctions and other similar measures are difficult to measure or predict. Dividends paid by issuers in emerging market countries will generally not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.
Foreign Currency Risk
Although the Fund will report its net asset value and pay expenses and distributions in U.S. dollars, the Fund intends to invest in foreign securities denominated or quoted in currencies other than the U.S. dollar. Therefore, changes in foreign currency exchange rates will affect the U.S. dollar value of the Fund's investment securities and the net asset value of its shares. For example, even if securities prices are unchanged on their primary foreign stock exchange, the Fund's net asset value may change because of a change in the rate of exchange between the U.S. dollar and the trading currency of that primary foreign stock exchange. The currencies of certain countries in which the Fund invests are more volatile than those of other countries and, therefore, the Fund's investments related to those countries may be more adversely impacted by currency rate fluctuations. Generally, if a foreign currency depreciates against the U.S. dollar (i.e., if the U.S. dollar strengthens), the value of the existing investment in the securities denominated in that currency will decline. When a given currency appreciates against the U.S. dollar (i.e., if the U.S. dollar weakens), the value of the existing investment in the securities denominated in that currency will rise. Certain foreign countries may impose restrictions on the ability of foreign securities issuers to make payments of principal and interest to investors located outside of the country, due to a blockage of foreign currency exchanges or otherwise.
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality. In addition, work-from-home arrangements by the Advisers or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Advisers or their service providers susceptible to operational disruptions, any of which could adversely impact their operations. Furthermore, the Fund may be an appealing target for cybersecurity threats such as hackers and malware.
Small and Medium Capitalization Company Risk
The Fund will concentrate its investments in real estate related securities. Many issuers of real estate securities are small or medium capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund's share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisers to sell at times and at prices that the Advisers believe appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.
Defensive Positions
During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or cash equivalents. The Fund would not be pursuing its investment objectives in these circumstances and could miss favorable market developments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.
Market Price of Shares
Net asset value of the common shares will be reduced immediately following the initial offering by the amount of the sales load and offering expenses paid by the Fund. Shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund's common shares may likewise trade at a discount from net asset value. The trading price of the Fund's common shares may be less than the public offering price. This risk may be greater for investors who sell their shares in a relatively short period of time after the completion of the offering. The returns earned by the Fund's shareholders who sell their common shares below net asset value will be reduced. Although it has no current intention to do so, the Fund may utilize leverage, which would magnify the market risk. See "Effects of Leverage."
Qualified Dividend Tax Risk
There can be no assurance as to what portion of the distributions paid to the Fund's shareholders will consist of tax-advantaged QDI or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of the Fund.
Short Sale Risk
The Fund is permitted to engage in short sales of securities. When transacting a short sale, the Fund must borrow the security sold to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.
A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.
The Fund would also incur increased transaction costs associated with selling securities short.
Fixed Income Securities Risk
The Fund may invest in fixed income securities. Fixed income securities are subject to credit risk, market risk and interest rate risk. Credit risk is the risk of the issuers inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Interest rate risk refers to the likely decline in value should interest rates rise.  There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.
Investments in Undervalued Securities
The Fund's investment strategy includes investing in securities, which, in the opinion of the Advisers, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Leverage Risk
Leverage, to the extent it is used, creates three major types of risks for shareholders:
•	the likelihood of greater volatility of NAV and market price of common shares because changes in value of the Fund's portfolio (including changes in the value of interest rate swap, if applicable) are borne entirely by the common shareholders;
•	the possibility either that share income will fall if the interest rate on any borrowings or the dividend rate on any preferred shares issued rises, or that share income and distributions will fluctuate because the interest rate on any borrowings or the dividend rate on any preferred shares issued varies; and
•	if the Fund leverages through issuing preferred shares or borrowings, the Fund may not be permitted to declare dividends or other distributions with respect to its common shares or purchase its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.
Leverage involves certain additional risks, including the risk that the cost of leverage may exceed the return earned by the Fund on the proceeds of such leverage. The use of leverage will increase the volatility of changes in the Fund's NAV, market price and distributions. In the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.
In addition, funds borrowed pursuant a credit facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. In the event of an event of default under a loan facility, lenders may have the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. A leverage facility agreement may include covenants that impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments, such as illiquid investments or derivatives, which are more stringent than those imposed on the Fund by the 1940 Act. However, because the Fund's use of leverage is expected to be relatively modest and flexible in approach and the Advisers currently do not believe that these restrictions would significantly impact their management of the Fund.
The Advisers in their best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is using leverage, the fees paid to the Advisers for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets, including proceeds from borrowings, which may create an incentive to leverage the Fund.

Risk Characteristics of Options and Futures
Options and futures transactions can be highly volatile investments. Successful hedging strategies require the anticipation of future movements in securities prices, interest rates and other economic factors. When a fund uses futures contracts and options as hedging devices, the prices of the securities subject to the futures contracts and options may not correlate with the prices of the securities in a portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. Even if expectations about the market and economic factors are correct, a hedge could be unsuccessful if changes in the value of the portfolio securities do not correspond to changes in the value of the futures contracts. The ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If these positions cannot be closed out due to disruptions in the market or lack of liquidity, losses may be sustained on the futures contract or option.
Special Risks Associated with Foreign Currency Options
Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally, as described below. In addition, there are certain additional risks associated with foreign currency options. Certain markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisers, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.
The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
Special Risks Associated with Foreign Currency Futures Contracts and Related Options
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally, as described above. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.
Options on foreign currency futures contracts may involve certain additional risks. The market for options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss of up to the amount of the premium paid for the option, such as when there is no movement in the price of the underlying currency or futures contract.
Interest Rate Risk
Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in preferred stocks and fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. There can be no assurance that rates will remain at these levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk. The value of the Fund's common stock investments may also be influenced by changes in interest rates.
The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. To combat rising inflation, the Board of Governors of the Fed increased the federal funds rate several times in 2022 and 2023; however, the Board of Governors of the Fed decreased the federal funds rate in 2024, and the future of interest rates remains uncertain.
Convertible Securities Risk
The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock, and, therefore, is also subject to the same types of market and issuer risks that may negatively affect the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.
Illiquid Securities Risk
Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days.
Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Advisers or at prices approximating the fair market value of the securities, as determined by the Advisers. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Trustees.
Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of any preferred shares of the Fund would likely increase, which would tend to further reduce returns to common shareholders.
Risks of Derivative Investments
The Fund may invest in derivative instruments as described in the Fund's prospectus and the Statement of Additional Information. Investments in derivative instruments may be for both investment and hedging purposes. Losses from investments in derivative instruments can, among other things, result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin and settlement payment requirements, related leverage factors or operational and legal issues associated with such transactions. The use of these investment techniques also involves the risk of loss if the Advisers are incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Advisers' attempt to hedge portfolio risks through the use of derivative instruments may not be successful, and the Advisers may choose not to hedge certain portfolio risks. The use of derivatives for investment purposes is considered a speculative practice and presents even greater risk of loss.
Rule 18f-4 under the 1940 Act governs a registered investment company's use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund's derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund's asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
Anti-Takeover Provisions
The Fund's Declaration of Trust includes provisions that could have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.
Valuation Risk
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, armed conflicts or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, actual or threatened wars or other armed conflicts (such as the Russia/Ukraine and Israel/Hamas conflicts), terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.
Europe Related Risk. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

ESG Integration Risk
To the extent that ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics may not be the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the line of credit as of October 31, 2024 as a percentage of total managed assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with dollar rolls or borrowings, if any, used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(13.7%)	(7.5%)	(1.4%)	4.8%	11.0%
Based on estimated indebtedness of $83,435,658 (representing approximately 18.8% of the Fund's Managed Assets as of October 31, 2024), and an annual interest rate of 5.86% (effective interest rate as of October 31, 2024), the Fund's investment portfolio at fair value would have to produce an annual return of approximately 1.1% to cover annual interest payments on the estimated debt.
Share total return is composed of two elements – the distributions paid by the Fund to holders of Shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund's portfolio and not the actual performance of the Fund's Shares, the value of which is determined by market forces and other factors.
Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund's investment objectives and policies. As noted above, the Fund's willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Advisers' assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Annual Dividend Payment	[7]																	$ (0.48)		(0.48)		(0.48)		(0.48)		(0.48)
Annual Interest Rate [Percent]																		5.86%
Effects of Leverage [Table Text Block]
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(13.7%)	(7.5%)	(1.4%)	4.8%	11.0%

Return at Minus Ten [Percent]																		(13.70%)
Return at Minus Five [Percent]																		(7.50%)
Return at Zero [Percent]																		(1.40%)
Return at Plus Five [Percent]																		4.80%
Return at Plus Ten [Percent]																		11.00%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the line of credit as of October 31, 2024 as a percentage of total managed assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered credit default swaps or other derivative instruments.

Share Price [Table Text Block]
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
October 31, 2024	$4.66	$4.02	$4.52	$3.93	3.10%	-1.23%
July 31, 2024	$4.66	$3.61	$4.52	$3.75	5.69%	-3.73%
April 30 ,2024	$3.96	$3.55	$ 4.15	$3.74	-4.58%	-5.59%
January 31, 2024	$3.97	$3.39	$4.37	$ 3.61	-8.53%	-6.09%
October 31, 2023	$4.06	$ 3.14	$4.27	$3.48	-4.92%	-10.29%
July 31, 2023	$4.14	$3.62	$4.38	$4.00	-5.05%	-9.73%
April 30 ,2023	$4.57	$ 3.77	$4.87	$3.99	-6.16%	-5.51%
January 31, 2023	$4.46	$4.89	$4.73	$ 4.10	-5.51%	-5.12%
(1) Source: Bloomberg L.P.
(2) Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid		4.02	[8],[9]	$ 3.61		$ 3.55		$ 3.39		3.14	[8],[9]	$ 3.62		$ 3.77		$ 4.89		$ 3.39
Highest Price or Bid		4.66	[8],[9]	4.66		3.96		3.97		4.06	[8],[9]	4.14		4.57		4.46		4.66
Lowest Price or Bid, NAV		3.93	[8],[9]	3.75		3.74		3.61		3.48	[8],[9]	4		3.99		4.1		3.61
Highest Price or Bid, NAV		$ 4.52	[8],[9]	$ 4.52		$ 4.15		$ 4.37		$ 4.27	[8],[9]	$ 4.38		$ 4.87		$ 4.73		$ 4.52
Highest Price or Bid, Premium (Discount) to NAV [Percent]		3.10%	[8],[9]	5.69%		(4.58%)		(8.53%)		(4.92%)	[8],[9]	(5.05%)		(6.16%)		(5.51%)		(10.85%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(1.23%)	[8],[9]	(3.73%)		(5.59%)		(6.09%)		(10.29%)	[8],[9]	(9.73%)		(5.51%)		(5.12%)		5.69%
Share Price		$ 4.3	[7]							$ 3.29	[7]							$ 4.3	[7]	3.29	[7]	3.97	[7]	6.56	[7]	4.36	[7]							$ 3.97
NAV Per Share		$ 4.2	[7]							$ 3.57	[7]							$ 4.2	[7]	$ 3.57	[7]	$ 4.23	[7]	$ 6.84	[7]	$ 5.23	[7]	$ 7.28	[7]					$ 3.97
Latest Premium (Discount) to NAV [Percent]																		2.38%		(7.84%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
5.  Capital
The Fund is authorized to issue an unlimited number of common shares with no par value. As of October 31, 2024, there were 85,521,967 shares of common stock issued and outstanding.
The Fund has a registration statement on file with the SEC, initially effective on December 17, 2024. The offering costs associated with the
Fund's registration statement are approximately $37,708 and these will be charged to paid-in-capital upon the issuance of associated shares.

Dividend Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend Strategy Risk
There is no guarantee that the issuers of the securities held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying securities may not participate in a broad market advance to the same degree as other securities, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. With respect to the Advisers’ dividend recapture strategy, the Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund's ability to achieve its investment objectives is directly related to the Advisers' investment strategies for the Fund. The value of your investment in the Fund's common shares may vary with the effectiveness of the research and analysis conducted by the Advisers and their ability to identify and take advantage of attractive investment opportunities. If the investment strategies of the Advisers do not produce the expected results, the value of your investment could be diminished or even lost entirely, and the Fund could underperform the market or other funds with similar investment objectives. Additionally, there can be no assurance that all of the personnel of the Advisers will continue to be associated with Advisers for any length of time. The loss of the services of one or more key employees of the Advisers could have an adverse impact on the Fund's ability to realize its investment objectives.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Real Estate Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Securities Risks
Because the Fund will concentrate its investments in the securities of issuers linked to the real estate market, its portfolio may experience more volatility and be exposed to greater risk than a more well diversified portfolio. The value of the Fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others, (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to national, state, and local economic conditions (such as the turmoil experienced during 2007 through 2009 in the residential and commercial real estate market), overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) changes in interest rates; (ix) cost and terms of mortgages (and other types of financing); (x) reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs or costs to convert properties for other uses (xi)  fluctuations in occupancy levels and demand for properties and (xii) uninsured damages from floods, earthquakes, or other natural disasters. Many real estate companies utilize leverage, which increases investment risk. Such risk is heightened in market environments where interest rates are changing, notably when rates are rising. The value of securities of companies in the real estate industry may go through cycles of relative under performance and out performance in comparison to equity securities markets in general.
There are also special risks associated with particular sectors of real estate investments:
•	Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
•	Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
•	Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
•	Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.
•	Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
•	Community Shopping Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
•	Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.
•	Industrial Properties. Industrial properties typically include warehouses, depots, storage, factories, logistics and distributions. Factors such as vacancy, tenant mix, lease term, property condition and design, redevelopment opportunities and property location could adversely affect the value and operation of industrial properties.
•	Towers Companies. Cell towers and wireless services have seen an increased demand in recent years. However, owners and operators of towers may be subject to, and therefore must comply with, environmental laws that impose strict, joint and several liability for the cleanup of on-site or off-site contamination and related personal injury or property damage.
•	Data Centers Properties. Data centers facilities house an organization’s most critical and proprietary assets. Therefore, operation of data centers properties depends upon the demand for technology-related real estate and global economic conditions that could adversely affect companies’ abilities to lease, develop or renew leases. Declining real estate valuations and impairment charges could adversely affect earnings and financial condition of data center properties.
•	Net Lease Properties. Net lease properties require the tenant to pay (in addition to the rent) property taxes, insurance, and maintenance on the property. Tenant’s ability to pay rent, interest rate fluctuations, vacancy, property location, length of the lease are only few of the risks that could affect net lease properties operations.
Other factors may contribute to the risk of real estate investments:
•	Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests ("portfolio companies") are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
•	Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.
•	Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.
•	Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.
•	Recent Events. The value of real estate is particularly susceptible to acts of terrorism and changes in foreign and domestic conditions and recent market events.
•	Acts of God and Geopolitical Risks. The performance of certain investments could be affected by acts of God or other unforeseen and/or uncontrollable events (collectively, “disruptions”), including, but not limited to, natural disasters, public health emergencies (including any outbreak or threat of SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola, or other existing or new pandemic or epidemic diseases), terrorism, social and political discord, geopolitical events, national and international political circumstances, and other unforeseen and/or uncontrollable events with widespread impact. These disruptions may affect the level and volatility of security prices and liquidity of any investments. Unexpected volatility could impair an investment’s profitability or result in it suffering losses. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or securities industry participants in other countries or regions.
The extent of the impact of any such disruption on the Fund will depend on many factors, including the duration and scope of such disruption, the extent of any related travel advisories and restrictions implemented, the impact of such disruption on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. A disruption may materially and adversely impact the value and performance of any investment, the Advisers' ability to source, manage and divest investments, and the Advisers' ability to achieve the Fund's investment objectives, ultimately resulting in significant losses to investors. In addition, there is a risk that a long disruption will significantly impact the operations of the Advisers, the Fund, and its portfolio investments, or even temporarily or permanently halt their operations.
•	REIT Tax Issues. See "REIT Risk" below.
•	Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution's control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Fed Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution's ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution's funds, and can fluctuate significantly when interest rates change.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk
The Fund will invest a significant portion of its managed assets in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including changes in the actual financial condition of an issuer or investors’ perceptions thereof, the general condition of the relevant stock market or when political, geopolitical, social or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to interest rate fluctuations, as the costs of capital change for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or the values of underlying mortgage loans, and therefore make REIT shares less attractive, more volatile and less liquid than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund's yield on that investment.
REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.
Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.
The Fund's investment in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in the Fund shares, such shareholder will generally recognize capital gain.
The Fund does not have any investment restrictions with respect to investments in REITs.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
Investment in preferred securities carries risks, including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferred securities also contain provisions that allow an issuer, under certain conditions, to skip (in the case of "noncumulative preferreds") or defer (in the case of "cumulative preferreds"), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes, in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, to the extent proceeds are available after paying any more senior creditors, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt or common stocks. Dividends paid on preferred securities will generally not qualify for the reduced U.S. federal income tax rate applicable to qualified dividends under the Code.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
The Fund may invest an unlimited amount of its managed assets in foreign securities. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging markets and in less developed countries, and these risks are heightened under adverse economic, market, geopolitical and other conditions. For example, prior governmental approval for foreign investments may be required in some emerging market countries, and the extent of foreign investment may be subject to limitation. Dividends paid on foreign securities may not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions attributable to foreign securities will be designated as QDI.

Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Market Securities Risk
The Fund may invest up to 35% of its managed assets in securities of issuers located in "emerging markets." Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodities prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals in response to geopolitical tensions or conflicts may adversely affect the value of the Fund's foreign holdings. The type and severity of sanctions and other similar measures are difficult to measure or predict. Dividends paid by issuers in emerging market countries will generally not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk
Although the Fund will report its net asset value and pay expenses and distributions in U.S. dollars, the Fund intends to invest in foreign securities denominated or quoted in currencies other than the U.S. dollar. Therefore, changes in foreign currency exchange rates will affect the U.S. dollar value of the Fund's investment securities and the net asset value of its shares. For example, even if securities prices are unchanged on their primary foreign stock exchange, the Fund's net asset value may change because of a change in the rate of exchange between the U.S. dollar and the trading currency of that primary foreign stock exchange. The currencies of certain countries in which the Fund invests are more volatile than those of other countries and, therefore, the Fund's investments related to those countries may be more adversely impacted by currency rate fluctuations. Generally, if a foreign currency depreciates against the U.S. dollar (i.e., if the U.S. dollar strengthens), the value of the existing investment in the securities denominated in that currency will decline. When a given currency appreciates against the U.S. dollar (i.e., if the U.S. dollar weakens), the value of the existing investment in the securities denominated in that currency will rise. Certain foreign countries may impose restrictions on the ability of foreign securities issuers to make payments of principal and interest to investors located outside of the country, due to a blockage of foreign currency exchanges or otherwise.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality. In addition, work-from-home arrangements by the Advisers or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Fund, the Advisers or their service providers susceptible to operational disruptions, any of which could adversely impact their operations. Furthermore, the Fund may be an appealing target for cybersecurity threats such as hackers and malware.

Small And Medium Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and Medium Capitalization Company Risk
The Fund will concentrate its investments in real estate related securities. Many issuers of real estate securities are small or medium capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund's share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Advisers to sell at times and at prices that the Advisers believe appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Defensive Positions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Positions
During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in cash or cash equivalents. The Fund would not be pursuing its investment objectives in these circumstances and could miss favorable market developments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

Market Price Of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price of Shares
Net asset value of the common shares will be reduced immediately following the initial offering by the amount of the sales load and offering expenses paid by the Fund. Shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund's common shares may likewise trade at a discount from net asset value. The trading price of the Fund's common shares may be less than the public offering price. This risk may be greater for investors who sell their shares in a relatively short period of time after the completion of the offering. The returns earned by the Fund's shareholders who sell their common shares below net asset value will be reduced. Although it has no current intention to do so, the Fund may utilize leverage, which would magnify the market risk. See "Effects of Leverage."

Qualified Dividend Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Qualified Dividend Tax Risk
There can be no assurance as to what portion of the distributions paid to the Fund's shareholders will consist of tax-advantaged QDI or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which the Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of the Fund.

Short Sale Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sale Risk
The Fund is permitted to engage in short sales of securities. When transacting a short sale, the Fund must borrow the security sold to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.
A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.
The Fund would also incur increased transaction costs associated with selling securities short.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Securities Risk
The Fund may invest in fixed income securities. Fixed income securities are subject to credit risk, market risk and interest rate risk. Credit risk is the risk of the issuers inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Interest rate risk refers to the likely decline in value should interest rates rise.  There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Investments In Undervalued Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Undervalued Securities
The Fund's investment strategy includes investing in securities, which, in the opinion of the Advisers, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
Leverage, to the extent it is used, creates three major types of risks for shareholders:
•	the likelihood of greater volatility of NAV and market price of common shares because changes in value of the Fund's portfolio (including changes in the value of interest rate swap, if applicable) are borne entirely by the common shareholders;
•	the possibility either that share income will fall if the interest rate on any borrowings or the dividend rate on any preferred shares issued rises, or that share income and distributions will fluctuate because the interest rate on any borrowings or the dividend rate on any preferred shares issued varies; and
•	if the Fund leverages through issuing preferred shares or borrowings, the Fund may not be permitted to declare dividends or other distributions with respect to its common shares or purchase its capital stock, unless at the time thereof the Fund meets certain asset coverage requirements.
Leverage involves certain additional risks, including the risk that the cost of leverage may exceed the return earned by the Fund on the proceeds of such leverage. The use of leverage will increase the volatility of changes in the Fund's NAV, market price and distributions. In the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.
In addition, funds borrowed pursuant a credit facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. In the event of an event of default under a loan facility, lenders may have the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. A leverage facility agreement may include covenants that impose on the Fund asset coverage requirements, Fund composition requirements and limits on certain investments, such as illiquid investments or derivatives, which are more stringent than those imposed on the Fund by the 1940 Act. However, because the Fund's use of leverage is expected to be relatively modest and flexible in approach and the Advisers currently do not believe that these restrictions would significantly impact their management of the Fund.
The Advisers in their best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is using leverage, the fees paid to the Advisers for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets, including proceeds from borrowings, which may create an incentive to leverage the Fund.

Characteristics Of Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Characteristics of Options and Futures
Options and futures transactions can be highly volatile investments. Successful hedging strategies require the anticipation of future movements in securities prices, interest rates and other economic factors. When a fund uses futures contracts and options as hedging devices, the prices of the securities subject to the futures contracts and options may not correlate with the prices of the securities in a portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. Even if expectations about the market and economic factors are correct, a hedge could be unsuccessful if changes in the value of the portfolio securities do not correspond to changes in the value of the futures contracts. The ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If these positions cannot be closed out due to disruptions in the market or lack of liquidity, losses may be sustained on the futures contract or option.

Special Associated With Foreign Currency Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Associated with Foreign Currency Options
Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally, as described below. In addition, there are certain additional risks associated with foreign currency options. Certain markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisers, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.
The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Special Associated With Foreign Currency Futures Contracts And Related Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Associated with Foreign Currency Futures Contracts and Related Options
Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally, as described above. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.
Options on foreign currency futures contracts may involve certain additional risks. The market for options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss of up to the amount of the premium paid for the option, such as when there is no movement in the price of the underlying currency or futures contract.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in preferred stocks and fixed-rate debt securities means that the NAV and price of the common shares may decline if market interest rates rise. There can be no assurance that rates will remain at these levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk. The value of the Fund's common stock investments may also be influenced by changes in interest rates.
The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. To combat rising inflation, the Board of Governors of the Fed increased the federal funds rate several times in 2022 and 2023; however, the Board of Governors of the Fed decreased the federal funds rate in 2024, and the future of interest rates remains uncertain.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock, and, therefore, is also subject to the same types of market and issuer risks that may negatively affect the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Securities Risk
Illiquid securities are securities that are not readily marketable, and include repurchase agreements maturing in more than seven days.
Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Advisers or at prices approximating the fair market value of the securities, as determined by the Advisers. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Trustees.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future, as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of any preferred shares of the Fund would likely increase, which would tend to further reduce returns to common shareholders.

Derivative Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Derivative Investments
The Fund may invest in derivative instruments as described in the Fund's prospectus and the Statement of Additional Information. Investments in derivative instruments may be for both investment and hedging purposes. Losses from investments in derivative instruments can, among other things, result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin and settlement payment requirements, related leverage factors or operational and legal issues associated with such transactions. The use of these investment techniques also involves the risk of loss if the Advisers are incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Advisers' attempt to hedge portfolio risks through the use of derivative instruments may not be successful, and the Advisers may choose not to hedge certain portfolio risks. The use of derivatives for investment purposes is considered a speculative practice and presents even greater risk of loss.
Rule 18f-4 under the 1940 Act governs a registered investment company's use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund's derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund's asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, and reverse repurchase agreements and similar financing transactions as part of its investment strategies.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
The Fund's Declaration of Trust includes provisions that could have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, armed conflicts or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, actual or threatened wars or other armed conflicts (such as the Russia/Ukraine and Israel/Hamas conflicts), terrorism, natural disasters, public health issues such as pandemics or epidemics, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.
Europe Related Risk. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

ESG Integration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ESG Integration Risk
To the extent that ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics may not be the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG factors.

Committed Facility Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[10]	$ 83,436,000								$ 79,810,000								$ 83,436,000		$ 79,810,000		$ 65,048,000		$ 106,848,000		$ 30,415,000		$ 37,522,000		$ 16,248,000		$ 12,602,000	$ 53,158,000
Preferred Stock Liquidating Preference		$ 0								$ 0								$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Senior Securities Average Market Value per Unit	[11]																	$ 5,307		$ 4,819		$ 6,555		$ 6,465		$ 15,681		$ 17,575		$ 33,294	$ 0	$ 44,230	$ 12,658
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement		Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement	Committed Facility Agreement
Fee For Open Market Purchases Of Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[12]																	$ 0.02
Fee For Optional Shares Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[12]																	5
Sales Of Shares Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[12]																	0.12
Other Annual Expenses [Abstract]
Other Transaction Fees Basis, Maximum	[12]																	$ 25
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]																		common stock
Outstanding Security, Held [Shares]																		85,521,967

[1]	If Common Shares are sold to or through underwriters, a prospectus or prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[3]	The Adviser receives a monthly fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. The advisory fee percentage calculation assumes the use of leverage by the Fund as discussed in note (5). To derive the annual advisory fee as a percentage of the Fund’s net assets (which are the Fund’s total assets less all of the Fund’s liabilities), the Fund’s average Managed Assets for the current fiscal year ended October 31, 2024 were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period.
[4]	The percentage in the table is based on total borrowings of $83,435,658 (the balance outstanding under the Fund’s secured, uncommitted line of credit with BNP Paribas (the “Credit Facility”) as of October 31, 2024, representing approximately 18.84% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended October 31, 2024, of 6.32%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[5]	Fee waivers and/or expense reimbursements have been restated to reflect current contractual rates. Effective August 1, 2024, the Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit total operating expenses of the Fund (excluding any leverage costs, taxes, interest, brokerage commissions and any non-routine expenses) as a percentage of net assets to 1.40% per annum of the Fund’s average daily net assets on an annualized basis until June 30, 2026. The Fund may repay any such waiver or reimbursement from the Adviser, within three years of the waiver or reimbursement, provided that such repayments do not cause the Fund to exceed (i) the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or (ii) the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest is not subject to the reimbursement agreement, interest expenses are included in the “Total annual expenses after expense reimbursement” line item.
[6]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV, and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. The expense reimbursement agreement for the Fund, described in footnote 6 to the fee table above, is reflected in the figures listed in the above expense example for the current duration of the agreement only. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the Fund's Prospectus.
[7]	Based on average shares outstanding.
[8]	Data presented are with respect to a short period of time and are not indicative of future performance.
[9]	Source: Bloomberg L.P.
[10]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[11]	Represents the average managed asset coverage per every $1,000 of the total loan amount outstanding.
[12]	Shareholders who participate in the Fund's Dividend Reinvestment and Optional Cash Purchase Plan (the “Plan”) may be subject to fees on certain transactions. The Plan Agent's (as defined under "Dividend Reinvestment and Optional Cash Purchase Plan" in the Fund’s Prospectus) fees for the handling of the reinvestment of dividends will be paid by the Fund; however, participating shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases in connection with the reinvestment of dividends, capital gains distributions and voluntary cash payments made by the participant, which will be deducted from the value of the dividend. For optional share purchases, shareholders will also be charged a $2.50 fee for automatic debits from a checking/savings account, a $5.00 one-time fee for online bank debit and/or $5.00 for check. Shareholders will be subject to $0.12 per share fee and either a $10.00 fee (for batch orders) or $25.00 fee (for market orders) for sales of shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Plan agent is required to pay. For more details about the Plan, see "Dividend Reinvestment and Optional Cash Purchase Plan" in the Fund’s Prospectus.